SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Useful lives

Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Furniture, fixtures and office equipment	0.2 - 5 years
IT equipment	0.1 - 3 years
Vehicles	0.6 - 9 years

Schedule of estimated useful lives of identifiable intangible assets

Useful lives

Domain name/Trade name	Indefinite life
Technology platform	1 year
Non-compete agreement	2 years
Customer base	4.3 years
Technology	3-5 years
Members	4 years
Branding	10 years
In-progress orders	0.1 year

Schedule of movements in the allowance for credit losses of accounts receivable

	Year ended December 31,
	2019	2020	2021
Balance at beginning of the year	533	1,418	885
Additions	1,251	—	—
Adoption of ASU 2016-13	—	1	968
Reversals	—	(26)	—
Write-offs	(366)	(508)	(1)
Balance at end of the year	$1,418	$885	$1,852

Schedule of changes in contract liabilities

	For the year ended
	December 31, 2020	December 31, 2021
Contract liabilities as of January 1	$14,330	$25,814
Cash received in advance, net of VAT	418,006	457,749
Revenue recognized from opening balance of contract liabilities	(14,330)	(25,814)
Revenue recognized from contract liabilities arising during current year	(392,192)	(439,510)
Contract liabilities as of December 31	$25,814	$18,239

Schedule of fair value hierarchy for the assets and liabilities

Fair value measurement
at December 31, 2020 using
		Quoted prices in	Significant	Significant
	Carrying Value at	active markets	observable	unobservable
	December 31, 2020	(Level 1)	inputs (Level 2)	inputs (Level 3)	Total gains
Non-recurring fair value measurements for:
Long-term investments	$17,297	$—	$—	$17,297	$13,450

Fair value measurement
at December 31, 2021 using
		Quoted prices in	Significant	Significant
	Carrying Value at	active markets	observable	unobservable
	December 31, 2021	(Level 1)	inputs (Level 2)	inputs (Level 3)	Total gains
Non-recurring fair value measurements for:
Long-term investments	$56,383	$—	$—	$56,383	$38,834